Acquisition - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Contingent consideration, included in other non-current liabilities		$ 20,000		$ 20,000
General and administrative expenses		$ 28,959	$ 9,876	$ 81,326	$ 25,393	$ 38,306	$ 29,483
Dutch DNA Biotech B.V. [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Contingent consideration, included in other non-current liabilities	$ 20,000
Business acquisition, pro forma information, description				The acquisition was accounted for in accordance with ASC 805, Business Combinations. Dutch DNA’s results of operations have been included in the Condensed Consolidated Statements of Operations and Comprehensive Loss since the date of acquisition, which were not material. The Dutch DNA acquisition does not represent a material business combination, and therefore pro forma financial information is not provided.
Acquisition-related Costs [Member] | Dutch DNA Biotech B.V. [Member]
Business Acquisition [Line Items]
General and administrative expenses	$ 600